Average Annual Total Returns - Class P Shares - Goldman Sachs US Equity ESG Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500® Index (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (reflects no deduction for fees or expenses) Since Inception
Total	21.64%	17.23%	Apr. 17, 2018	18.63%	14.75%	14.81%	13.13%	18.34%	15.96%